OMB Number: 3235-0675

Expires: June 30, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

CB Finance SPV, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

      X       Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2015 to December 31, 2015

Date of Report (Date of filing): February 25, 2016

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001667136

Nathan Howard (646) 397-4850

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), CB Finance SPV, LLC, has indicated by check mark that there is no activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CB FINANCE SPV, LLC
Date: February 25, 2016	By: /s/ T. Morgan Edwards II
Name: T. Morgan Edwards
Title: Chief Financial Officer
(senior officer in charge of securitization of the securitizer)